Adaptive Allocation Portfolio
RISK/RETURN
Investment Objective:
The Portfolio’s investment objectives are to provide growth and risk-adjusted total return.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Adaptive Allocation Portfolio
Management Fees		1.00%
Distribution and Service (12b-1) Fees	[1]	0.50%
Other Expenses		0.42%
Acquired Fund Fees and Expenses	[2]	0.76%
Total Annual Portfolio Operating Expenses		2.68%
[1]	Shareholders of the Portfolio may pay annual 12b-1 expenses of up to 1.00%. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50%. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the plan, equal to 0.25% of the Portfolio's average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. An additional 0.01% of Distribution fees were voluntarily waived during the last fiscal year end, such that Total Annual Fund Operating Expenses were actually 2.67%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adaptive Allocation Portfolio	271	832	1,420	3,012

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Adaptive Allocation Portfolio	271	832	1,420	3,012

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was ~~243 % of the average value of its portfolio.~~

Principal Investment Strategies:

The Portfolio’s adviser seeks to achieve the Portfolio's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models. Although the Portfolio’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends. The phrase “risk-adjusted” in the Portfolio’s objective refers to the goal of enhancing total return by reducing loses when markets are declining. The Portfolio defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks. The Portfolio may also take short positions in common stocks. The Portfolio’s adviser selects securities from issuers of any market capitalization, credit quality or country. The Portfolio may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds. The Portfolio defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality. Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The Portfolio may invest in foreign markets. The Underlying Funds include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security. The Portfolio typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

The adviser uses proprietary models to determine the types and amounts of securities in the Portfolio’s portfolio. The models used are technical and fundamental. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock index (such as the S&P 500, Russell 2000, or MSCI Emerging Markets Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds , or foreign bonds). The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk.  The adviser uses the models to seek optimum returns relative to reduced risk for the Portfolio. The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates. Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio. The fundamental models are used to select all of the Portfolio’s direct investments in stocks, and the technical models are generally used to select Underlying Funds. The proportion of Portfolio assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions. Generally, securities are purchased to fulfill the adviser's asset allocation targets and specific equity securities are selected based upon the adviser's fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.). Securities are sold when they no longer meet the adviser's fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations. The adviser may sell common stock short when it believes the value of the company's stock will depreciate and covers (buys back) the shares when a target price has been reached. The adviser's use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio's investment objectives.

Although current income is not the Portfolio’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds. Typically, the Portfolio will not invest directly in bonds and other fixed income securities. However, if warranted pursuant to the adviser’s proprietary investment models, the Portfolio may pursue such direct investments to the extent the adviser deems them consistent with the Portfolio’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

  Derivatives Risk:  The Portfolio may invest in Underlying Funds that use derivatives (including options, futures and options on futures) to invest or to hedge. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

  Emerging Market Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities held by the Portfolio or Underlying Funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Fixed Income Risk:  The value of the Portfolio's investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.”  These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

  Foreign Risk:  When the Portfolio invests in foreign securities directly or through ADRs or Underlying Funds, the Portfolio could be subject to greater risks because the Portfolio’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector. Foreign securities typically have less financial disclosure than U.S. securities and may expose the Portfolio to tax, currency exchange rate and repatriation risks.

  Issuer-Specific Risks:  The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

  Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

  Portfolio Turnover Risk:  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

  Short Position Risk:  The Portfolio will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Portfolio purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Portfolio's losses are potentially unlimited in a short position transaction.

  Underlying Funds Risk:  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

 The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	3rd Quarter 2009	19.27%
Worst Quarter:	1st Quarter 2009	(9.99)%

Performance Table
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Total Returns	One Year	Since Inception	Inception Date
Adaptive Allocation Portfolio	(3.66%)	1.74%	May 22, 2007
Adaptive Allocation Portfolio S&P 500�� Index	2.11%	(1.97%)

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Changing Parameters Portfolio
RISK/RETURN
Investment Objective:
The Portfolio’s investment objective is total return.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Changing Parameters Portfolio
Management Fees		1.50%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses		0.96%
Acquired Fund Fees and Expenses	[1]	0.51%
Total Annual Portfolio Operating Expenses		3.42%
Fee Waiver and/or Reimbursement	[2]	(0.66%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		2.76%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2013 such that the Total Annual Operating Expenses after Fee Waiver (exclusive of any taxes, interest, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) do not exceed 2.25% of the Portfolio's average net assets. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Changing Parameters Portfolio	279	990	1,723	3,659

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Changing Parameters Portfolio	279	990	1,723	3,659

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was ~~390% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs")), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds). The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody's Investors Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined by the adviser to be of similar quality. The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio's total return objective. The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio's allocation of its investments between the equity and fixed income market segments may vary without limitation. The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Portfolio will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Portfolio will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform. The Portfolio sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Portfolio's portfolio. The Portfolio covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed. The Portfolio’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying bond or stock index. This effect is referred to as “leverage.”  The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

  Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

  Fixed Income Risk.  When the Portfolio invests in fixed income securities directly or indirectly by investing in Underlying Funds that invest primarily in fixed income securities, the value of the Portfolio will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Portfolio invests will also harm performance.

  High-Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will magnify the Portfolio's gains or losses.

  Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Portfolio invests may prove to be incorrect.

  Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Short Sale Risk. Positions in shorted securities are often speculative and riskier than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

  Underlying Fund Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indexes. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3rd Quarter 2009	2.84%
Worst Quarter:	4th Quarter 2009	(6.64)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns		One Year	Since Inception		Inception Date
Changing Parameters Portfolio		(0.72%)	(2.66%)	[1]	Oct 2, 2007
Changing Parameters Portfolio Russell 2000 Index	[2]	(4.18%)	(1.31%)	[1]
Changing Parameters Portfolio NASDAQ 100 Index	[2]	(1.80%)	(1.24%)	[1]
Changing Parameters Portfolio Barclay���s Long Treasury Index	[2]	29.93%	11.89%	[1]
[1]	The inception date of the Portfolio is October 2, 2007.
[2]	The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market ("NASDAQ"). The Barclay's Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio's returns, however, the indices do not reflect any fees or expenses.

JNF Equity Portfolio
RISK/RETURN
Investment Objective:
The JNF Equity Portfolio’s investment objective is total return consistent with preservation of capital and a prudent level of risk.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you ~~pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.~~

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNF Equity Portfolio
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.15%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF Equity Portfolio	117	365	633	1,398

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
JNF Equity Portfolio	117	365	633	1,398

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 123% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. common stocks.  The Portfolio is widely diversified by industry and company, with a focus on small- and medium-size companies.  Small- and medium-size companies are often companies in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of smaller and medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio. The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector and style neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock market fluctuates.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Small- and Medium-Size Company Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3rd Quarter 2009	19.67%
Worst Quarter:	4th Quarter 2008	(26.17)%

Performance Table
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Total Returns	One Year	Since Inception		Inception Date
JNF Equity Portfolio	1.06%	(2.43%)	[1]	May 1, 2007
JNF Equity Portfolio Russell Midcap Total Return Index	(1.55%)	(0.27%)	[1]
[1]	The inception date of the JNF Equity Portfolio is May 1, 2007.

The Russell Midcap Index is an unmanaged index that measures the performance of approximately 800 companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.  Index returns assume reinvestment of dividends.  Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

JNF Balanced Portfolio
RISK/RETURN
Investment Objective:
The JNF Balanced Portfolio’s investment objective is total return consistent with preservation of capital and prudent investment of risk.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you ~~pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.~~

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		JNF Balanced Portfolio
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.46%
Total Annual Portfolio Operating Expenses		1.36%
Fee Waiver and/or Reimbursement	[1]	(0.13%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		1.23%
[1]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2013 . This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF Balanced Portfolio	125	418	732	1,624

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
JNF Balanced Portfolio	125	418	732	1,624

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 103 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

 Under normal circumstances, the Portfolio invests approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities.

  The Portfolio may invest more than 70% of its assets in stocks if conditions in the stock market are considered to be more favorable than those in the bond market.

  The Portfolio may invest more than 30% of its assets in fixed-income securities if conditions in the bond market are considered to be more favorable than those in the stock market.

The equity portion of the Portfolio is invested primarily in U.S. common stocks. The equity portion of the Portfolio is widely diversified by industry and company, with a focus on large- and medium-size companies. Medium-size companies are companies often in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio.  The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors.

The fixed income portion of the Portfolio is invested primarily in:

  U.S. Treasury securities;

  U.S. Government Agency Securities;

  U.S. corporate bonds;

  Yankee Bonds (U.S. dollar-denominated bonds issued in the U.S. by foreign banks, corporations, sovereigns and supranational entities);

  Non-U.S. dollar denominated bonds;

  Asset backed securities;

  Municipal securities; and

  Commercial paper.

There is no particular range of length of maturity or duration with respect to the types of bonds in which the Portfolio may invest.  Further, some of the Portfolio’s investments may be below investment grade fixed-income securities (commonly known as “junk bonds”), which offer higher return potential in exchange for assuming greater risk.  Below investment grade securities are normally rated BB+ or lower by Standard & Poor’s or Fitch Ratings, or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed by CEP or the Adviser to be of comparable credit.  The bonds in the Portfolio will have a minimum rating of Caa/CCC.

With respect to the fixed income portion of the Portfolio, CEP uses a risk-controlled, low-volatility process that is designed to increase the likelihood of outperforming the benchmark, while maintaining a level of risk similar to the benchmark.  The investment process involves performance enhancement strategies and risk management techniques, as well as proprietary quantitative analysis, which provides a framework for identifying and evaluating opportunities in the bond market. The performance enhancement strategies focus on the proprietary model’s momentum and value factors to select securities that CEP believes will enhance the Portfolio’s returns.  The risk management techniques involve screening of investments to decrease the Portfolio’s volatility.  The qualitative overlay incorporates information obtained through fundamental analysis of various segments of the bond market and provides a check to the quantitative process.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Credit Risk.  An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below-investment grade are especially susceptible to this risk.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  High-Yield Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Interest Rates and Bond Maturities Risk.  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

  Liquidity and Valuation Risks.  Securities that were liquid when purchased by the Portfolio may become temporarily illiquid (i.e., not able to be sold readily) and difficult to value, especially in declining markets.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

  Mid-Size Company Risk.  The value of mid-sized company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Municipal Market Risk.  Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Prepayment Risk.  Issuers of certain debt securities may prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.

  U.S. Government Obligations Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Performance:

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	2nd Quarter 2009	13.16%
Worst Quarter:	4th Quarter 2008	(12.73)%

Performance Table
Average Annual Total Returns (For year ended December 31, 2011)
Average Annual Total Returns	One Year	Since Inception		Inception Date
JNF Balanced Portfolio	6.01%	1.92%	[1]	May 1, 2007
JNF Balanced Portfolio Russell 1000 Total Return Index	1.50%	(1.21%)	[1]
JNF Balanced Portfolio Barclay���s Capital US Aggregate Index	7.84%	6.52%	[1]
JNF Balanced Portfolio Blended Benchmark Index	3.40%	1.11%	[1]
[1]	The inception date of the JNF Balanced Portfolio is May 1, 2007.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Blended Benchmark Index is comprised of 70% Russell 1000 Index and 30% Barclay’s Capital US Aggregate Index. Index returns assume reinvestment of dividends.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 25, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Adaptive Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objectives are to provide growth and risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was ~~243 % of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	243.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s adviser seeks to achieve the Portfolio's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models. Although the Portfolio’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends. The phrase “risk-adjusted” in the Portfolio’s objective refers to the goal of enhancing total return by reducing loses when markets are declining. The Portfolio defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks. The Portfolio may also take short positions in common stocks. The Portfolio’s adviser selects securities from issuers of any market capitalization, credit quality or country. The Portfolio may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds. The Portfolio defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality. Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The Portfolio may invest in foreign markets. The Underlying Funds include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security. The Portfolio typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

The adviser uses proprietary models to determine the types and amounts of securities in the Portfolio’s portfolio. The models used are technical and fundamental. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock index (such as the S&P 500, Russell 2000, or MSCI Emerging Markets Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds , or foreign bonds). The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk.  The adviser uses the models to seek optimum returns relative to reduced risk for the Portfolio. The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates. Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio. The fundamental models are used to select all of the Portfolio’s direct investments in stocks, and the technical models are generally used to select Underlying Funds. The proportion of Portfolio assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions. Generally, securities are purchased to fulfill the adviser's asset allocation targets and specific equity securities are selected based upon the adviser's fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.). Securities are sold when they no longer meet the adviser's fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations. The adviser may sell common stock short when it believes the value of the company's stock will depreciate and covers (buys back) the shares when a target price has been reached. The adviser's use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio's investment objectives.

Although current income is not the Portfolio’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds. Typically, the Portfolio will not invest directly in bonds and other fixed income securities. However, if warranted pursuant to the adviser’s proprietary investment models, the Portfolio may pursue such direct investments to the extent the adviser deems them consistent with the Portfolio’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

  Derivatives Risk:  The Portfolio may invest in Underlying Funds that use derivatives (including options, futures and options on futures) to invest or to hedge. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

  Emerging Market Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities held by the Portfolio or Underlying Funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Fixed Income Risk:  The value of the Portfolio's investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.”  These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

  Foreign Risk:  When the Portfolio invests in foreign securities directly or through ADRs or Underlying Funds, the Portfolio could be subject to greater risks because the Portfolio’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector. Foreign securities typically have less financial disclosure than U.S. securities and may expose the Portfolio to tax, currency exchange rate and repatriation risks.

  Issuer-Specific Risks:  The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

  Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

  Portfolio Turnover Risk:  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

  Short Position Risk:  The Portfolio will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Portfolio purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Portfolio's losses are potentially unlimited in a short position transaction.

  Underlying Funds Risk:  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-263-9260
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.unusualfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Years Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	19.27%
Worst Quarter:	1st Quarter 2009	(9.99)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.99%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Portfolio's returns, however, they do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2011)
Adaptive Allocation Portfolio | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Adaptive Allocation Portfolio | Adaptive Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	832
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,012
Annual Return 2008	rr_AnnualReturn2008	(17.99%)
Annual Return 2009	rr_AnnualReturn2009	20.73%
Annual Return 2010	rr_AnnualReturn2010	17.17%
Annual Return 2011	rr_AnnualReturn2011	(3.66%)
One Year	rr_AverageAnnualReturnYear01	(3.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2007
Changing Parameters Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was ~~390% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	390.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs")), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds). The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody's Investors Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined by the adviser to be of similar quality. The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio's total return objective. The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio's allocation of its investments between the equity and fixed income market segments may vary without limitation. The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Portfolio will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Portfolio will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform. The Portfolio sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Portfolio's portfolio. The Portfolio covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed. The Portfolio’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying bond or stock index. This effect is referred to as “leverage.”  The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

  Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

  Fixed Income Risk.  When the Portfolio invests in fixed income securities directly or indirectly by investing in Underlying Funds that invest primarily in fixed income securities, the value of the Portfolio will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Portfolio invests will also harm performance.

  High-Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

  Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will magnify the Portfolio's gains or losses.

  Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Portfolio invests may prove to be incorrect.

  Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Short Sale Risk. Positions in shorted securities are often speculative and riskier than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

  Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

  Underlying Fund Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indexes. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market ("NASDAQ"). The Barclay's Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-618-3456
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	2.84%
Worst Quarter:	4th Quarter 2009	(6.64)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.64%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio's returns, however, the indices do not reflect any fees or expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Changing Parameters Portfolio | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)	[3],[4]
Changing Parameters Portfolio | NASDAQ 100 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.80%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.24%)	[3],[4]
Changing Parameters Portfolio | Barclay���s Long Treasury Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%	[3],[4]
Changing Parameters Portfolio | Changing Parameters Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.42%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,659
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	279
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	990
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,659
Annual Return 2008	rr_AnnualReturn2008	(2.38%)
Annual Return 2009	rr_AnnualReturn2009	(6.35%)
Annual Return 2010	rr_AnnualReturn2010	(2.82%)
Annual Return 2011	rr_AnnualReturn2011	(0.72%)
One Year	rr_AverageAnnualReturnYear01	(0.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007
JNF Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The JNF Equity Portfolio’s investment objective is total return consistent with preservation of capital and a prudent level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you ~~pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.~~

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 123% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. common stocks.  The Portfolio is widely diversified by industry and company, with a focus on small- and medium-size companies.  Small- and medium-size companies are often companies in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of smaller and medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio. The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector and style neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. common stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock market fluctuates.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Small- and Medium-Size Company Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-0564
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	19.67%
Worst Quarter:	4th Quarter 2008	(26.17)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.17%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Portfolio's returns, however, they do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell Midcap Index is an unmanaged index that measures the performance of approximately 800 companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.  Index returns assume reinvestment of dividends.  Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2011)
JNF Equity Portfolio | Russell Midcap Total Return Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)	[7]
JNF Equity Portfolio | JNF Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
Annual Return 2008	rr_AnnualReturn2008	(42.60%)
Annual Return 2009	rr_AnnualReturn2009	35.03%
Annual Return 2010	rr_AnnualReturn2010	26.02%
Annual Return 2011	rr_AnnualReturn2011	1.06%
One Year	rr_AverageAnnualReturnYear01	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.43%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
JNF Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The JNF Balanced Portfolio’s investment objective is total return consistent with preservation of capital and prudent investment of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you ~~pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.~~

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 103 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal circumstances, the Portfolio invests approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities.

  The Portfolio may invest more than 70% of its assets in stocks if conditions in the stock market are considered to be more favorable than those in the bond market.

  The Portfolio may invest more than 30% of its assets in fixed-income securities if conditions in the bond market are considered to be more favorable than those in the stock market.

The equity portion of the Portfolio is invested primarily in U.S. common stocks. The equity portion of the Portfolio is widely diversified by industry and company, with a focus on large- and medium-size companies. Medium-size companies are companies often in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio.  The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors.

The fixed income portion of the Portfolio is invested primarily in:

  U.S. Treasury securities;

  U.S. Government Agency Securities;

  U.S. corporate bonds;

  Yankee Bonds (U.S. dollar-denominated bonds issued in the U.S. by foreign banks, corporations, sovereigns and supranational entities);

  Non-U.S. dollar denominated bonds;

  Asset backed securities;

  Municipal securities; and

  Commercial paper.

There is no particular range of length of maturity or duration with respect to the types of bonds in which the Portfolio may invest.  Further, some of the Portfolio’s investments may be below investment grade fixed-income securities (commonly known as “junk bonds”), which offer higher return potential in exchange for assuming greater risk.  Below investment grade securities are normally rated BB+ or lower by Standard & Poor’s or Fitch Ratings, or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed by CEP or the Adviser to be of comparable credit.  The bonds in the Portfolio will have a minimum rating of Caa/CCC.

With respect to the fixed income portion of the Portfolio, CEP uses a risk-controlled, low-volatility process that is designed to increase the likelihood of outperforming the benchmark, while maintaining a level of risk similar to the benchmark.  The investment process involves performance enhancement strategies and risk management techniques, as well as proprietary quantitative analysis, which provides a framework for identifying and evaluating opportunities in the bond market. The performance enhancement strategies focus on the proprietary model’s momentum and value factors to select securities that CEP believes will enhance the Portfolio’s returns.  The risk management techniques involve screening of investments to decrease the Portfolio’s volatility.  The qualitative overlay incorporates information obtained through fundamental analysis of various segments of the bond market and provides a check to the quantitative process.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

  Credit Risk.  An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below-investment grade are especially susceptible to this risk.

  Foreign Risk.  Foreign issuers may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

  High-Yield Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

  Interest Rates and Bond Maturities Risk.  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

  Liquidity and Valuation Risks.  Securities that were liquid when purchased by the Portfolio may become temporarily illiquid (i.e., not able to be sold readily) and difficult to value, especially in declining markets.

  Management Risk.CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

  Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

  Mid-Size Company Risk.  The value of mid-sized company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Municipal Market Risk.  Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities.

  Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

  Prepayment Risk.  Issuers of certain debt securities may prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.

  U.S. Government Obligations Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay's Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Blended Benchmark Index is comprised of 70% Russell 1000 Index and 30% Barclay's Capital US Aggregate Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-667-0564
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2nd Quarter 2009	13.16%
Worst Quarter:	4th Quarter 2008	(12.73)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.73%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Blended Benchmark Index is comprised of 70% Russell 1000 Index and 30% Barclay’s Capital US Aggregate Index. Index returns assume reinvestment of dividends.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For year ended December 31, 2011)
JNF Balanced Portfolio | Russell 1000 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)	[8]
JNF Balanced Portfolio | Barclay���s Capital US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%	[8]
JNF Balanced Portfolio | Blended Benchmark Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%	[8]
JNF Balanced Portfolio | JNF Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[9]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	732
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	125
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	732
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,624
Annual Return 2008	rr_AnnualReturn2008	(23.16%)
Annual Return 2009	rr_AnnualReturn2009	21.85%
Annual Return 2010	rr_AnnualReturn2010	11.74%
Annual Return 2011	rr_AnnualReturn2011	6.01%
One Year	rr_AverageAnnualReturnYear01	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007

[1]	Shareholders of the Portfolio may pay annual 12b-1 expenses of up to 1.00%. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50%. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the plan, equal to 0.25% of the Portfolio's average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. An additional 0.01% of Distribution fees were voluntarily waived during the last fiscal year end, such that Total Annual Fund Operating Expenses were actually 2.67%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio
[3]	The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market ("NASDAQ"). The Barclay's Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio's returns, however, the indices do not reflect any fees or expenses.
[4]	The inception date of the Portfolio is October 2, 2007.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[6]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2013 such that the Total Annual Operating Expenses after Fee Waiver (exclusive of any taxes, interest, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) do not exceed 2.25% of the Portfolio's average net assets. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.
[7]	The inception date of the JNF Equity Portfolio is May 1, 2007.
[8]	The inception date of the JNF Balanced Portfolio is May 1, 2007.
[9]	The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2013 . This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.